Contingent Consideration - Summary of Financial Instruments Measured at Fair Value (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 26, 2019 shares	Jul. 31, 2019 shares	Apr. 30, 2019 shares	Dec. 31, 2021 USD ($) item shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 11, 2021 USD ($)
Fair Value Measurements
Contingent consideration				$ 999	$ 899	$ 868
DBOT
Fair Value Measurements
Contingent consideration				$ 649	$ 649	649
Number of common stock issued (in shares) | shares		1,400,000	4,400,000	0	13,100,000
Tree Technologies
Fair Value Measurements
Contingent consideration				$ 250	$ 250	119
Number of common stock issued (in shares) | shares	9,500,000
Solectrac
Fair Value Measurements
Contingent consideration				$ 100		100	$ 2,400
Number of contingent considerations | item				3
Level 1
Fair Value Measurements
Contingent consideration				$ 0	0
Level 1 | DBOT
Fair Value Measurements
Contingent consideration				0	0
Level 1 | Tree Technologies
Fair Value Measurements
Contingent consideration				0	0
Level 1 | Solectrac
Fair Value Measurements
Contingent consideration				0
Level 2
Fair Value Measurements
Contingent consideration				0	0
Level 2 | DBOT
Fair Value Measurements
Contingent consideration				0	0
Level 2 | Tree Technologies
Fair Value Measurements
Contingent consideration				0	0
Level 2 | Solectrac
Fair Value Measurements
Contingent consideration				0
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements
Contingent consideration				999	899	868
Fair Value, Inputs, Level 3 [Member] | DBOT
Fair Value Measurements
Contingent consideration				649	649	649
Fair Value, Inputs, Level 3 [Member] | Tree Technologies
Fair Value Measurements
Contingent consideration				250	$ 250	119
Fair Value, Inputs, Level 3 [Member] | Solectrac
Fair Value Measurements
Contingent consideration				$ 100		$ 100